CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total
Beginning Balance, Amount at Dec. 31, 2013	$ 79,827	$ 34,177,779	$ (32,235,772)	$ 364,355	$ 2,386,189
Beginning Balance, Shares at Dec. 31, 2013	7,982,704
Net income (loss)			122,486		122,486
Total other comprehensive income (loss)				$ (364,355)	(364,355)
Stock based compensation		14,287			14,287
Ending Balance, Amount at Dec. 31, 2014	$ 79,827	34,192,066	(32,113,286)		$ 2,158,607
Ending Balance, Shares at Dec. 31, 2014	7,982,704				7,982,704
Net income (loss)			(833,136)		$ (833,136)
Private placement offering (net of issuance costs, Amount	$ 49,100	3,371,901			3,421,001
Private placement offering (net of issuance costs, Shares	4,909,999
Stock rights offering (net of issuance costs, Amount	$ 2,986	225,974			228,960
Stock rights offering (net of issuance costs, Shares	298,600
Stock option exercise	$ 2,865	99,755			102,620
Stock option exercise, Shares	286,500
Stock based compensation		75,534			75,534
Ending Balance, Amount at Dec. 31, 2015	$ 134,778	$ 37,965,230	$ (32,946,422)		$ 5,153,586
Ending Balance, Shares at Dec. 31, 2015	13,477,803				13,477,803
Net income (loss)					$ (1,943,628)
Ending Balance, Amount at Sep. 30, 2016					$ 3,624,142
Ending Balance, Shares at Sep. 30, 2016					13,976,059